Employee Benefit Plan, Risk and Uncertainty (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP002
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	44.00%	51.00%